Benefit Obligations and Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Benefit Obligation
Pension and other postretirement benefits curtailment gain (loss)				$ (1.7)		$ 2.0
Change in Plan Assets
Beginning balance		497.2		497.2
Ending balance				559.7
Current liabilities	(14.2)			(14.2)	(15.2)
Non-current liabilities	(490.1)			(504.4)	(502.9)
Pension Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year	930	856		856	815
Service cost	1	1		3	3	3
Interest cost	9	10		41	42	43
Actuarial (gain) loss				81	47
Special termination benefits				1	1	7
Effect of changes in exchange rates				1	(1)
Pension and other postretirement benefits curtailment gain (loss)			2.0			2.0
Benefits paid (net of participant contributions and Medicare subsidy)				(53)	(51)
Benefit obligation at end of year			815	930	856	815
Accumulated benefit obligation at end of year				925	852
Change in Plan Assets
Beginning balance	560.0	497.0		497.0	509.0
Actual return (loss) on plan assets				69	(4)
Employer contributions				46	44
Effect of changes in exchange rates				1	(1)
Benefits paid (net of participant contributions)				(53)	(51)
Ending balance			509.0	560.0	497.0	509.0
Funded status				(370)	(359)
Non-current liabilities				(370.0)	(359.0)
Net benefit liability at the end of the year				(370)	(359)
Other Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year	130	143		143	176
Service cost				1	1	1
Interest cost	1	2		6	8	10
Plan amendments				(11)	(1)
Actuarial (gain) loss				6	(29)
Special termination benefits					1	3
Effect of changes in exchange rates				1
Pension and other postretirement benefits curtailment gain (loss)				(2.0)
Benefits paid (net of participant contributions and Medicare subsidy)				(14)	(13)
Benefit obligation at end of year			176	130	143	176
Change in Plan Assets
Employer contributions				15	15
Benefits paid (net of participant contributions)				(15)	(15)
Funded status				(130)	(143)
Current liabilities				(13.0)	(14.0)
Non-current liabilities				(117.0)	(129.0)
Net benefit liability at the end of the year				$ (130)	$ (143)